                      OPPENHEIMER SENIOR FLOATING RATE FUND
                  Supplement dated December 15, 2003 to the
                      Prospectus dated November 17, 2003

The Prospectus is changed as follows:

1.    The expense examples on page 5 are deleted and replaced as follows:

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Assuming you do not
tender shares for                      5
repurchase by the Fund: 1 Year 3 Years Years  10 Years
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Class A shares           $49     $77    $108    $196
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Class B shares           $20     $61    $104   $1991
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Class C shares           $19     $60    $103    $223
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Assuming you tender     1 Year 3 Years 5      10 Years
your shares for
repurchase by the Fund
on the last day of the
period and an Early
Withdrawal Charge
applies:                               Years
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Class A shares           $49     $77    $108    $196
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Class B shares           $50     $76    $114    $199
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Class C shares           $29     $60    $103    $223
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December 15, 2003                                       PS0291.020